Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2023
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	June 30, 2023	From January 20, 2022 to June 30, 2022
Interest on long-term debt and other financial liabilities	2,272	-
Amortization of debt finance costs and debt discounts	370	-
Interest on finance lease liability	328	-
Other	9	-
Total	2,979	-